11. SHAREHOLDERS' EQUITY: Schedule of Fair Value of Finder's Warrants (Details) - Fair value of finder's warrants	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Expected life	0 years	5 years	0 years	1 year
Volatility	0.00%		0.00%	179.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.00%		0.00%	1.07%
Bottom of range
Volatility		154.00%
Risk-free interest rate		1.15%
Top of range
Volatility		159.00%
Risk-free interest rate		1.62%